Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

3.            Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
•

Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At June 30, 2013 and December 31, 2012, the Company’s commodity derivative contracts were recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts (Level 2).

The following table presents the Company’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using
In Thousands	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value	Netting(1)	Carrying Amount
June 30, 2013
Assets:
Commodity derivatives	$-	$3,283	$-	$3,283	$(1,078)	$2,205
Liabilities:
Commodity derivatives	-	(2,700)	-	(2,700)	1,078	(1,622)
December 31, 2012
Assets:
Commodity derivatives	$-	$8,429	$-	$8,429	$(4,679)	$3,750
Liabilities:
Commodity derivatives	-	(6,884)	-	(6,884)	4,679	(2,205)

(1)            The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

The Company accounts for derivative instruments in accordance with ASC Topic 815, “Derivatives and Hedging,” and all derivative instruments are reflected as either assets or liabilities at fair value in the accompanying condensed consolidated balance sheets. These fair values are recorded by netting asset and liability positions where counterparty master netting arrangements contain provisions for net settlement. The fair market value of the Company’s derivative assets and liabilities and their locations on the accompanying condensed consolidated balance sheets are as follows:

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	June 30, 2013	December 31, 2012
In thousands
Assets:
Fair value of commodity derivatives - current assets	$448	$2,369
Fair value of commodity derivatives - long-term assets	1,757	1,381
Total Assets	$2,205	$3,750

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,229)	$(1,114)
Fair value of commodity derivatives - long-term liabilities	(393)	(1,091)
Total Liabilities	$(1,622)	$(2,205)

During September 2010, July 2011 and April 2013, the Company issued senior secured notes (the “Notes”).  At June 30, 2013, the fair value of the Notes was estimated to be approximately $260.0 million, based on the prices the bonds have recently been quoted at in the market, which represent Level 2 inputs.  As of June 30, 2013, a total of $250.0 million notional amount of the Notes was outstanding.  The carrying amount of the Notes including unamortized premium and discount was $251.3 million as of June 30, 2013.  See Note 6, Debt for further information.

The carrying value of Cash and cash equivalents, Accounts receivable, Revenues receivable, Accounts payable, and Revenues payable approximate fair value because of the short-term maturity of those instruments.  Borrowings under the Amended Revolving Credit Facility (as defined in Note 6) are at variable interest rates and accordingly their carrying amounts approximate fair value.

3.            Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

•	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
•

Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At December 31, 2012 and 2011, the Company’s commodity derivative contracts were recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	December 31, 2012	December 31, 2011
In thousands
Assets:
Fair value of commodity derivatives - current assets	$2,369	$12,674
Fair value of commodity derivatives - long-term assets	1,381	3,191
Total Assets	$3,750	$15,865

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,114)	$-
Fair value of commodity derivatives - long-term liabilities	(1,091)	(4,244)
Total Liabilities	$(2,205)	$(4,244)

2015 Senior Secured Notes

During September 2010 and July 2011, the Company issued Senior Secured Notes.  At December 31, 2012, the fair value of the Notes was estimated to be $206.0 million, based on the prices the bonds have recently been quoted at in the market, which represent level two inputs.  As of December 31, 2012, a total of $200.0 million notional amount of the Notes was outstanding.  The carrying amount of the Notes was $200.0 million as of December 31, 2012.

Amended Revolving Credit Facility

The borrowing base for the Amended Revolving Credit Facility is $62.5 million of which $50.0 million was drawn at December 31, 2012 and zero was drawn at December 31, 2011.  The carrying amount of the revolving credit facility approximates the fair value due to the variable interest rate on this debt.

The book values of those financial instruments that are classified as current assets or liabilities approximate fair value because of the short maturity of those instruments.